Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Operating
Net loss	$ (54,134)	$ (7,572)
Adjustments for:
Depreciation of property, plant and equipment	8,725	4,146
Amortization of intangible assets	11,761	1,918
Share of loss in equity investments	1,473	50
Fair value changes in biological assets included in inventory sold and other inventory charges	66,268	34,978
Unrealized gain on changes in fair value of biological assets	(100,302)	(49,090)
Share-based compensation	51,177	10,043
Non-cash acquisition costs		1,333
Loss on disposal of property, plant and equipment and intangible assets	1,285	661
Other assets	(1,853)
Non-cash other income and expense	(38,779)	(5,702)
Income tax (recovery) expense	1,593	(2,703)
Increase in fair value of acquisition consideration related liabilities		1,193
Non-cash interest and FX impact on assets	(201)
Changes in non-cash operating working capital items	(28,519)	(16,348)
Net cash used in operating activities	(81,506)	(27,093)
Investing
Purchases and deposits of property, plant and equipment and assets in process	(176,037)	(29,391)
Purchases of intangible assets and intangibles in process	(2,132)	(141)
Proceeds on disposals of property and equipment	75	37
Purchases of restricted investments	(118)	(300)
Proceeds on assets classified as held for sale	7,000
Investments in associates	(26,179)
Investments in other financial assets	(22,439)
Net cash inflow (outflow) on acquisition of subsidiaries	(3,753)	11,193
Net cash used in investing activities	(223,583)	(18,602)
Financing
Proceeds from issuance of common shares and warrants	470,670	130,276
Payment of share issue costs	(10,008)	(8,066)
Proceeds from issuance of shares by Canopy Rivers, net of share issue costs of $2,448	54,876
Proceeds from exercise of stock options	11,053	6,961
Proceeds from exercise of warrants	770	126
Issuance of long-term debt		3,500
Increase in finance lease obligations	(317)	260
Repayment of long-term debt	(1,195)	(959)
Net cash provided by financing activities	525,849	132,098
Net cash inflow	220,760	86,403
Cash and cash equivalents, beginning of year	101,800	15,397
Cash and cash equivalents, end of year	$ 322,560	$ 101,800